Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-41524
Entity Registrant Name	RENTOKIL INITIAL PLC /FI
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Compass House
Entity Address, Address Line Two	Manor Royal
Entity Address, City or Town	Crawley
Entity Address, Country	GB
Entity Address, Postal Zip Code	RH10 9PY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,520,039,885
Entity Central Index Key	0000930157
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	true
Amendment Description	Amendment No. 1
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Name	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP	KPMG LLP
Auditor Location	London, United Kingdom	London, United Kingdom	London, United Kingdom
Auditor Firm ID	876	876	1118
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Compass House
Entity Address, Address Line Two	Manor Royal
Entity Address, City or Town	Crawley
Entity Address, Country	GB
Entity Address, Postal Zip Code	RH10 9PY
Contact Personnel Name	Catherine Stead
City Area Code	(0)1293
Local Phone Number	858000
Contact Personnel Email Address	secretariat@rentokil-initial.com
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of £0.01 each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares of £0.01 each
Trading Symbol	RTO
Security Exchange Name	NYSE